Consolidated Quarterly Holdings Report
for
Fidelity® Growth Company K6 Fund
August 31, 2026
GCF-K6-NPRT3-1026
1.9893921.107
Common Stocks - 97.8%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (b)(g)	36,158	2,583,851
BELGIUM - 0.8%
Health Care - 0.8%
Biotechnology - 0.7%
Argenx SE ADR (b)	171,956	177,400,127
Neurona Therapeutics Inc (d)(f)	1,010,300	30,309
Neurona Therapeutics Inc (d)(f)	1,010,300	10
Neurona Therapeutics Inc escrow shares (d)(f)	1,010,300	151,545
Neurona Therapeutics Inc milestone 1 rights (b)(f)	1,010,300	303,090
Neurona Therapeutics Inc milestone 2 rights (b)(d)(f)	1,010,300	10,103
Neurona Therapeutics Inc milestone 3 rights (b)(d)(f)	1,010,300	10,103
Neurona Therapeutics Inc milestone 4 rights (b)(d)(f)	1,010,300	10,103
		177,915,390
Pharmaceuticals - 0.1%
AgomAb Therapeutics NV ADR (i)	397,360	5,233,231
AgomAb Therapeutics NV ADR (g)	141,983	1,869,916
UCB SA	90,851	22,720,174
		29,823,321
TOTAL BELGIUM		207,738,711
CANADA - 0.5%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (b)	340,259	2,811,043
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp (United States)	216,286	21,360,405
Health Care - 0.0%
Pharmaceuticals - 0.0%
InMed Pharmaceuticals Inc (c)(d)(e)(f)	1,868,869	5,045,946
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (United States) (b)	15,674	4,692,796
IT Services - 0.2%
Shopify Inc Class A (b)	248,167	36,576,409
Software - 0.0%
Taalas Inc warrants (b)(d)(f)	508,939	2,112,097
TOTAL INFORMATION TECHNOLOGY		43,381,302
Materials - 0.1%
Metals & Mining - 0.1%
Agnico Eagle Mines Ltd/CA (United States) (g)	78,445	15,932,964
Franco-Nevada Corp (United States)	47,341	12,457,784
Kinross Gold Corp (United States)	137,043	4,204,479
Novagold Resources Inc (United States) (b)	1,059,991	9,115,923
TOTAL MATERIALS		41,711,150
TOTAL CANADA		114,309,846
CHINA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
BYD Co Ltd H Shares	706,600	7,799,344
Hotels, Restaurants & Leisure - 0.1%
Atour Lifestyle Holdings Ltd ADR	165,514	5,789,680
Luckin Coffee Inc ADR (b)	540,048	19,387,723
		25,177,403
TOTAL CONSUMER DISCRETIONARY		32,976,747
Health Care - 0.0%
Biotechnology - 0.0%
Zai Lab Ltd ADR (b)(g)	132,344	3,369,478
TOTAL CHINA		36,346,225
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S (b)	16,291	4,285,185
Zealand Pharma A/S (b)	167,815	7,822,996
		12,108,181
Pharmaceuticals - 0.0%
Novo Nordisk A/S Class B ADR	1,122	50,860
TOTAL DENMARK		12,159,041
FINLAND - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	125,967	3,848,292
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj ADR	1,617,437	16,400,811
TOTAL FINLAND		20,249,103
FRANCE - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Abivax SA ADR (b)	9,224	1,030,598
Health Care Technology - 0.0%
DNA Script SAS (b)(d)(f)	115	678
DNA Script SAS seed shares (b)(d)(f)	439	2,596
		3,274
Pharmaceuticals - 0.0%
Kartos Therapeutics Inc 250M Milestone rights (b)(d)(f)	662,936	6
Kartos Therapeutics Inc 950M Milestone rights (b)(d)(f)	662,936	2,002,067
Kartos Therapeutics Inc Representative Escrow rights (b)(f)	662,936	7
		2,002,080
TOTAL FRANCE		3,035,952
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	12	419
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (b)	123	12,498
TOTAL GERMANY		12,917
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho (b)	9,282,542	20,033,534
Hotels, Restaurants & Leisure - 0.0%
MakeMyTrip Ltd (b)(g)	90,231	5,256,858
Specialty Retail - 0.0%
Lenskart Solutions Ltd (b)	51,182	356,245
TOTAL CONSUMER DISCRETIONARY		25,646,637
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd	368,492	4,944,590
Financials - 0.0%
Banks - 0.0%
HDFC Bank Ltd ADR	60,558	1,374,667
Financial Services - 0.0%
Jio Financial Services Ltd	620,946	1,574,753
TOTAL FINANCIALS		2,949,420
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (b)	486,000	2,329,715
TOTAL INDIA		35,870,362
IRELAND - 0.1%
Health Care - 0.1%
Biotechnology - 0.0%
Prothena Corp PLC (b)	406,944	3,804,926
Pharmaceuticals - 0.1%
GH Research PLC (b)(g)	627,540	16,931,030
TOTAL IRELAND		20,735,956
ISRAEL - 0.0%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)(g)	89,170	1,284,048
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(d)(f)	107,673	876,458
TOTAL ISRAEL		2,160,506
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	15,546	860,782
Information Technology - 0.0%
Software - 0.0%
Bending Spoons SpA (d)(h)	82,000	3,390,700
Bending Spoons SpA (b)	14,800	611,980
TOTAL INFORMATION TECHNOLOGY		4,002,680
TOTAL ITALY		4,863,462
JAPAN - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Rakuten Group Inc (b)(g)	126,150	609,070
Industrials - 0.1%
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	592,772	14,364,344
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (b)	160,922	5,833,422
Kioxia Holdings Corp (b)	106,963	33,072,320
TOTAL INFORMATION TECHNOLOGY		38,905,742
TOTAL JAPAN		53,879,156
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	49,645	9,440,353
MEXICO - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BBB Foods Inc Class A (b)	272,527	13,236,636
NETHERLANDS - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Pharvaris NV (b)	399,479	13,825,968
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV depository receipt	4,651	7,888,143
TOTAL NETHERLANDS		21,714,111
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(f)(g)	3,500	0
SWITZERLAND - 0.3%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (b)	989,025	28,187,213
Health Care - 0.2%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)(g)	168,567	9,604,948
Idorsia Ltd (b)	1,550,146	9,473,274
		19,078,222
Pharmaceuticals - 0.1%
Galderma Group AG	77,441	16,057,564
TOTAL HEALTH CARE		35,135,786
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
TE Connectivity PLC	3,091	634,427
TOTAL SWITZERLAND		63,957,426
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	146,694	60,924,952
UNITED KINGDOM - 0.1%
Consumer Staples - 0.1%
Personal Care Products - 0.0%
Unilever PLC ADR	4,276	277,299
Tobacco - 0.1%
British American Tobacco PLC ADR	301,455	16,751,854
TOTAL CONSUMER STAPLES		17,029,153
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	65,451	5,114,996
Financials - 0.0%
Financial Services - 0.0%
Revolut Group Holdings Ltd (b)(d)(f)	4,668	9,004,292
Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (b)	161,897	5,880,099
Industrials - 0.0%
Electrical Equipment - 0.0%
DPC Holdings PLC	39,072	1,639,461
TOTAL UNITED KINGDOM		38,668,001
UNITED STATES - 95.2%
Communication Services - 14.6%
Diversified Telecommunication Services - 3.6%
Comcast Corp Class A	47,856	1,273,927
Lumen Technologies Inc (b)	3,439,731	21,498,319
Space Exploration Technologies Corp (h)	804,807	109,860,582
Space Exploration Technologies Corp - 180 Day Lockup Final Release (h)	424,115	60,941,083
Space Exploration Technologies Corp - October 24, 2026 Lockup Release (h)	506,024	72,710,589
Space Exploration Technologies Corp - October 9, 2026 Lockup Release (h)	506,024	72,710,589
Space Exploration Technologies Corp - Q3 2026 Earnings Release Lockup (h)	2,024,100	276,300,783
Space Exploration Technologies Corp - September 24, 2026 Lockup Release (h)	506,024	72,710,589
Space Exploration Technologies Corp - September 9, 2026 Lockup Release (h)	506,024	72,710,588
Space Exploration Technologies Corp Class A (g)	1,773,857	254,885,512
		1,015,602,561
Entertainment - 1.0%
Netflix Inc (b)	2,639,110	213,899,866
ROBLOX Corp Class A (b)	1,211,661	50,029,483
Spotify Technology SA (b)	22,611	12,291,792
Walt Disney Co/The	212	22,800
		276,243,941
Interactive Media & Services - 9.6%
Alphabet Inc Class A	3,867,253	1,312,352,306
Alphabet Inc Class C	1,632,036	547,401,194
Epic Games Inc (b)(d)(f)	5,000	1,841,850
Meta Platforms Inc Class A	1,448,240	828,885,682
Reddit Inc Class B (b)	51,402	7,597,730
		2,698,078,762
Media - 0.4%
AppLovin Corp Class A (b)	416,904	130,099,062
Versant Media Group Inc Class A	1,915	78,744
		130,177,806
TOTAL COMMUNICATION SERVICES		4,120,103,070
Consumer Discretionary - 9.6%
Automobiles - 1.1%
Rad Power Bikes Inc (b)(d)(f)	171,416	1
Rad Power Bikes Inc warrants 10/6/2033 (b)(d)(f)	280,502	3
Rivian Automotive Inc Class A (b)	423,512	6,801,603
Tesla Inc (b)	851,763	313,406,196
		320,207,803
Broadline Retail - 5.1%
Amazon.com Inc (b)	5,322,857	1,382,718,564
Ollie's Bargain Outlet Holdings Inc (b)	643,907	48,563,466
		1,431,282,030
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc Class A (b)	69,765	12,782,343
Booking Holdings Inc	322,066	64,120,120
Brinker International Inc (b)	229,813	52,512,271
Cava Group Inc (b)	86,647	5,697,040
Chipotle Mexican Grill Inc (b)	516,789	19,653,486
DoorDash Inc Class A (b)	80,458	18,645,337
Dutch Bros Inc Class A (b)	85,049	4,155,494
Expedia Group Inc Class A	2,095	664,365
Hyatt Hotels Corp Class A (g)	40,745	6,803,193
Marriott International Inc/MD Class A1	112,749	38,533,098
McDonald's Corp	10,731	2,828,048
Shake Shack Inc Class A (b)	18,095	1,246,565
Starbucks Corp	341,501	36,284,481
Viking Holdings Ltd (b)	67,918	5,850,457
Wingstop Inc	17,733	1,941,409
Yum! Brands Inc	53,208	8,157,318
		279,875,025
Household Durables - 0.4%
DR Horton Inc	39,699	5,738,887
Garmin Ltd	128,868	36,612,687
Lennar Corp Class A	5,032	423,242
SharkNinja Inc (b)	286,526	55,153,390
Somnigroup International Inc	42,535	2,754,141
Toll Brothers Inc	9,330	1,338,389
		102,020,736
Specialty Retail - 1.9%
Carvana Co Class A (b)	326,654	23,996,003
Dick's Sporting Goods Inc	23,224	3,137,562
Fanatics Inc Class A (b)(d)(f)	204,775	20,985,342
Five Below Inc (b)	17,075	4,214,793
Floor & Decor Holdings Inc Class A (b)	118,861	5,975,142
Home Depot Inc/The	464,966	152,429,804
Lowe's Cos Inc	95,951	19,641,170
Revolve Group Inc Class A (b)	645,421	14,341,255
RH (b)	17,997	2,684,252
Ross Stores Inc	224,749	51,364,136
TJX Cos Inc/The	712,972	95,474,081
Wayfair Inc Class A (b)	1,274,241	126,493,904
		520,737,444
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp (b)	283,516	24,688,573
Lululemon Athletica Inc (b)	39,109	4,703,248
NIKE Inc Class B	125,061	4,884,883
		34,276,704
TOTAL CONSUMER DISCRETIONARY		2,688,399,742
Consumer Staples - 2.2%
Beverages - 0.7%
Celsius Holdings Inc (b)	66,690	2,097,401
Coca-Cola Co/The	1,592,677	141,222,670
Constellation Brands Inc Class A	5	652
Keurig Dr Pepper Inc	454,148	14,469,155
Monster Beverage Corp (b)	536,242	24,624,233
PepsiCo Inc	81,201	11,395,748
		193,809,859
Consumer Staples Distribution & Retail - 0.6%
Costco Wholesale Corp	103,053	97,270,696
Kroger Co/The	392,255	22,570,353
Maplebear Inc (b)	23,596	1,192,069
Sprouts Farmers Market Inc (b)	239,646	19,660,558
Target Corp	146,429	23,557,498
Walmart Inc	102,868	10,787,767
		175,038,941
Food Products - 0.1%
Archer-Daniels-Midland Co	112,584	9,151,954
Bunge Global SA	69,258	8,048,472
Hershey Co/The	28,867	5,086,654
McCormick & Co Inc/MD	35,138	1,905,182
Mondelez International Inc	113,754	7,060,711
		31,252,973
Household Products - 0.1%
Church & Dwight Co Inc	13,780	1,374,968
Clorox Co/The	7,592	741,587
Colgate-Palmolive Co	99,365	8,924,964
Procter & Gamble Co/The	82,927	12,034,367
		23,075,886
Personal Care Products - 0.0%
Kenvue Inc	230,462	4,351,123
SkinHealth Systems Inc (b)(d)	330,143	223,209
		4,574,332
Tobacco - 0.7%
JUUL Labs Inc Class A (b)(d)(f)	4,278,644	8,899,579
Philip Morris International Inc	953,202	178,534,735
		187,434,314
TOTAL CONSUMER STAPLES		615,186,305
Energy - 0.3%
Energy Equipment & Services - 0.1%
Baker Hughes Co Class A	258,746	16,443,308
Halliburton Co	412,542	15,202,173
SLB Ltd	103,718	6,233,451
		37,878,932
Oil, Gas & Consumable Fuels - 0.2%
EOG Resources Inc	61,709	8,945,337
EQT Corp	248,448	13,460,913
ExxonMobil Holdings Corp	29,710	4,781,824
Range Resources Corp	451,849	18,670,401
Valero Energy Corp	40,235	14,441,146
		60,299,621
TOTAL ENERGY		98,178,553
Financials - 3.1%
Banks - 0.5%
Bank of America Corp	946,334	58,615,928
JPMorgan Chase & Co	124,335	44,265,747
US Bancorp	219,297	13,504,309
Wells Fargo & Co	275,959	23,840,098
		140,226,082
Capital Markets - 0.6%
Blackrock Inc	26,354	30,454,946
Charles Schwab Corp/The	40,600	4,458,692
Goldman Sachs Group Inc/The	41,280	42,349,152
Lincoln International Inc Class A	198,102	5,000,094
Morgan Stanley	40,483	8,635,834
Robinhood Markets Inc Class A (b)	845,252	88,590,862
		179,489,580
Consumer Finance - 0.0%
American Express Co	38,281	12,639,238
Financial Services - 2.0%
Apollo Global Management Inc	342	46,709
Block Inc Class A (b)	35,835	2,939,187
Mastercard Inc Class A	370,415	218,289,264
Paragon Biosciences Emalex Capital Inc Adjustment Escrow (d)(f)	398,069	19,903
Paragon Biosciences Emalex Capital Inc Indemnity Escrow (f)	398,069	338,359
Paragon Biosciences Emalex Capital Inc Milestone 1 June 10, 2028 (d)(f)	398,069	342,340
Paragon Biosciences Emalex Capital Inc Milestone 2 (d)(f)	398,069	75,633
Paragon Biosciences Emalex Capital Inc ODT Royalty (d)(f)	398,069	4
Paragon Biosciences Emalex Capital Inc Ombakay Royalty (d)(f)	398,069	163,208
Paragon Biosciences Emalex Capital Inc Priority Review Voucher Sale (d)(f)	398,069	4
Paragon Biosciences Emalex Capital Inc Shareholder Representative Escrow (f)	398,069	4
Stripe Global Holdings Inc (d)(f)	38,500	2,672,670
Toast Inc Class A (b)	358,398	12,217,788
Visa Inc Class A	789,081	299,353,659
		536,458,732
TOTAL FINANCIALS		868,813,632
Health Care - 12.4%
Biotechnology - 7.4%
AbbVie Inc	152,013	38,979,173
Absci Corp (b)(g)	2,500,941	22,608,507
Akouos Inc (b)(f)	338,256	50,738
Alnylam Pharmaceuticals Inc (b)	251,766	60,597,559
Amgen Inc	130,686	56,179,298
Antares Therapeutics Inc (b)(d)(f)	49,923	73,387
ArriVent Biopharma Inc (b)	90,735	2,726,587
Arrowhead Pharmaceuticals Inc (b)	745,820	61,448,110
Beam Therapeutics Inc (b)	984,407	28,971,098
BeOne Medicines Ltd ADR (b)	175,630	63,153,035
Biogen Inc (b)	49,713	10,770,321
Biohaven Ltd (b)	44,641	681,668
Biomea Fusion Inc (b)(g)	910,495	1,529,632
Biomea Fusion Inc warrants 12/20/2026 (b)	235,800	4,830
Boundless Bio Inc (b)(g)	227,609	639,581
CAMP4 Therapeutics Corp (d)	125,157	495,622
CAMP4 Therapeutics Corp (b)	110,007	435,627
Candel Therapeutics Inc (b)	659,192	8,615,639
Caris Life Sciences Inc (b)	237,983	6,066,187
Cibus Inc Class A (b)(g)	978,877	1,585,781
Crescent Biopharma Inc (b)(d)	186,117	3,089,542
Crescent Biopharma Inc (b)	103,522	1,718,465
Cyclerion Therapeutics Inc (b)(e)	60,677	223,291
Damora Therapeutics Inc (b)	540,246	15,224,132
Denali Therapeutics Inc (b)	415,407	9,870,070
Dianthus Therapeutics Inc (b)	444,765	46,971,632
Disc Medicine Inc (b)	9,854	775,017
Dyne Therapeutics Inc (b)	880,252	22,384,808
Eikon Therapeutics Inc (b)	208,011	2,175,795
Epicrispr Biotechnologies Inc warrants 8/10/2028 (b)(f)	2,222,733	22
Foghorn Therapeutics Inc (b)	503,274	2,888,793
Freenome Inc (d)	124,847	1,846,488
Freenome Inc Class A (b)	75,631	1,118,582
Generate Biomedicines Inc (g)	703,490	10,742,292
Hemab Therapeutics Holdings Inc	146,171	6,684,400
Ideaya Biosciences Inc (b)	1,354,724	54,324,432
Immuneering Corp (b)(g)	831,688	4,150,123
Immunome Inc (b)(g)	1,417,121	38,843,287
Immunovant Inc (b)	1,408,872	57,510,155
Insmed Inc (b)	181,755	22,141,394
Ionis Pharmaceuticals Inc (b)	2,392,279	144,397,961
Jade Biosciences Inc (b)	352,540	7,530,254
Kailera Therapeutics Inc (b)	195,036	3,003,554
Korsana Biosciences (c)(d)(e)(f)	1,050,700	4,696,629
Krystal Biotech Inc (b)	228,509	82,116,994
Kymera Therapeutics Inc (b)	620,800	73,757,248
Moderna Inc (b)	2,376,154	333,469,453
Natera Inc (b)	31,767	10,227,703
Nurix Therapeutics Inc (b)	162,405	4,186,801
Odyssey Therapeutics Inc (h)	329,292	8,074,240
Odyssey Therapeutics Inc (b)	308,962	7,575,748
ORIC Pharmaceuticals Inc (b)(g)	231,229	3,003,665
Oruka Therapeutics Inc (b)(g)	378,506	35,057,226
Parabilis Medicines Inc (h)	371,043	14,474,388
Parabilis Medicines Inc (h)(i)	318,910	11,818,645
Parabilis Medicines Inc	134,441	5,244,543
Praxis Precision Medicines Inc (b)	30,464	10,671,539
Rallybio Corp (b)	56,778	953,303
Regeneron Pharmaceuticals Inc	40,785	32,590,478
Revolution Medicines Inc (b)	685,928	141,006,219
Roivant Sciences Ltd (b)	6,677,614	231,312,550
Sana Biotechnology Inc (b)(g)	3,119,059	12,070,758
Scholar Rock Holding Corp (b)	1,283,631	72,910,241
Sigilon Therapeutics Inc rights (b)(f)	8,716	77,311
Spyre Therapeutics Inc (b)	804,719	71,885,548
Summit Therapeutics Inc (b)	508,593	6,927,037
Tango Therapeutics Inc (b)	735,998	16,810,194
Taysha Gene Therapies Inc (b)	1,103,258	6,277,538
Tectonic Therapeutic Inc (b)(g)	260,141	7,788,622
Tubulis GmbH escrow shares (d)(f)	2,200	7,678
Tubulis GmbH escrow shares (d)(f)	2,200	44
Tubulis GmbH milestone 1 rights (b)(d)(f)	2,200	156,024
Tubulis GmbH milestone 10 rights (b)(d)(f)	2,200	4,884
Tubulis GmbH milestone 11 rights (b)(d)(f)	2,200	4,642
Tubulis GmbH milestone 2 rights (b)(d)(f)	2,200	237,116
Tubulis GmbH milestone 3 rights (b)(d)(f)	2,200	105,820
Tubulis GmbH milestone 4 rights (b)(d)(f)	2,200	122,694
Tubulis GmbH milestone 5 rights (b)(d)(f)	2,200	20,614
Tubulis GmbH milestone 6 rights (b)(d)(f)	2,200	65,120
Tubulis GmbH milestone 7 rights (b)(d)(f)	2,200	63,096
Tubulis GmbH milestone 8 rights (b)(d)(f)	2,200	10,296
Tubulis GmbH milestone 9 rights (b)(d)(f)	2,200	10,296
Vaxcyte Inc (b)	195,236	11,858,635
Vera Therapeutics Inc Class A (b)	225,945	7,700,206
Vertex Pharmaceuticals Inc (b)	46,830	25,499,872
Viking Therapeutics Inc (b)	538	17,636
		2,074,096,163
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	2,668	294,440
Blink Health LLC Class A1 (b)(d)(f)	85,627	3,223,857
Butterfly Network Inc Class A (b)	3,237,981	25,547,670
Ceribell Inc (b)	68,291	1,637,618
Dexcom Inc (b)	127,545	11,614,248
Glaukos Corp (b)	142,600	25,605,256
Globus Medical Inc Class A (b)	34,107	2,775,287
Intuitive Surgical Inc (b)	128,402	48,389,578
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(d)(f)	3,611	80,560
Medline Inc Class A	296,185	10,375,361
Novocure Ltd (b)	1,741,745	30,741,799
Saluda Medical Inc (d)(h)	94,929	316,322
Saluda Medical Inc depository receipt	565,329	188,378
		160,790,374
Health Care Providers & Services - 0.4%
Alignment Healthcare Inc (b)	324,934	4,354,116
Blue Marlin Therapeutics, Inc. (d)(f)	243	15,187
Cardinal Health Inc	58,646	13,759,525
Conformal Medical Inc Adjustment Escrow shares (d)(f)	341,860	3,419
Conformal Medical Inc Shareholder Rep Escrow shares (d)(f)	341,860	6,837
Conformal Medical Inc Vizara Med Escrow shares (d)(f)	341,860	2
CVS Health Corp	123,281	11,577,319
Guardant Health Inc (b)	49,594	7,886,438
Hims & Hers Health Inc Class A (b)(g)	133,154	3,938,695
McKesson Corp	32,137	28,451,529
Omada Health Inc (b)	249,042	6,113,981
Quest Diagnostics Inc	64,200	15,427,260
Scorpion Therapeutics Inc (b)(d)(f)	792,406	8
Scorpion Therapeutics Inc rights (b)(d)(f)	792,406	657,697
UnitedHealth Group Inc	78,814	30,690,960
		122,882,973
Health Care Technology - 0.0%
Allotera Therapeutics Inc warrants 8/22/2035 (b)(d)(f)	91,361	163,536
Candid Therapeutics Adjustment Escrow shares (d)(f)	1,469,416	14,694
Candid Therapeutics milestone 1 rights (b)(d)(f)	1,469,416	102,859
Candid Therapeutics milestone 2 rights (b)(d)(f)	1,469,416	58,777
Candid Therapeutics Shareholder Rep Escrow shares (d)(f)	1,469,416	15
HeartFlow Inc (b)	147,634	7,439,277
Prognomiq Inc (b)(d)(f)	30,664	1,227
		7,780,385
Life Sciences Tools & Services - 0.4%
10X Genomics Inc Class A (b)	56,729	3,542,726
Danaher Corp	66,509	14,203,662
Illumina Inc (b)	113,500	24,247,005
Repligen Corp (b)	40,437	7,318,288
Thermo Fisher Scientific Inc	83,770	51,694,467
		101,006,148
Pharmaceuticals - 3.6%
Adimab LLC (b)(d)(f)(j)	196,899	2,321,439
Adimab LLC (b)(d)(f)(j)	196,899	947,084
Amylyx Pharmaceuticals Inc (b)	187,810	6,338,588
Atea Pharmaceuticals Inc (b)(g)	1,221,645	6,535,801
Avalyn Pharma Inc	74,587	2,590,407
Braveheart Bio Inc	223,700	5,704,350
Bristol-Myers Squibb Co	109,028	7,284,161
Definium Therapeutics Inc (b)	158,451	6,293,674
Eli Lilly & Co	649,128	750,865,831
Harmony Biosciences Holdings Inc (b)	139,676	5,500,441
Kardigan Inc (h)	227,528	4,586,965
Kardigan Inc (b)	169,052	3,408,088
LB Pharmaceuticals Inc (d)	57,769	2,457,147
Lexicon Pharmaceuticals Inc (b)(g)	6,073,069	13,664,405
Maze Therapeutics Inc (b)	27,418	728,496
Nektar Therapeutics (b)	500,351	35,715,054
Nuvation Bio Inc Class A (b)(g)	4,985,277	33,201,945
Ocular Therapeutix Inc (b)	2,700,674	28,330,070
Optinose Inc (b)(f)	120,082	1
Optinose Inc warrants 11/23/2027 (b)(f)	231,338	2
Pfizer Inc	21,517	612,374
Pfizer Inc rights (b)(f)	1,110,156	6,005,944
Rapport Therapeutics Inc (b)(g)	692,495	33,703,732
Roche Holding AG	9,975	4,353,535
Roche Holding AG rights (b)(f)	1,208,256	2,029,870
Seaport Therapeutics Inc (b)(g)	120,606	2,855,950
Sienna Biopharmaceuticals Inc (b)(f)	371,146	37
Skyhawk Therapeutics Inc (b)(d)(f)	132,932	8,394,656
Skyhawk Therapeutics Inc rights 5/23/2028 (b)(d)(f)	31,376	0
Structure Therapeutics Inc ADR (b)	65,337	2,999,622
Tarsus Pharmaceuticals Inc (b)	62,528	4,642,079
Trevi Therapeutics Inc (b)	262,570	4,358,662
VeraDermics Inc (g)	218,230	21,476,014
Wave Life Sciences Inc	472,241	2,313,981
		1,010,220,405
TOTAL HEALTH CARE		3,476,776,448
Industrials - 3.2%
Aerospace & Defense - 0.8%
Anduril Industries Inc Class B (b)(d)(f)	2,199	161,627
Anduril Industries Inc Class C (b)(d)(f)	1	73
Arxis Inc Class A (g)	69,081	3,576,323
Beta Technologies Inc Class A (b)	933,660	18,766,566
Boeing Co (b)	244,851	50,875,142
GE Aerospace	458,082	153,782,709
Lockheed Martin Corp	9,676	5,430,461
		232,592,901
Air Freight & Logistics - 0.1%
FedEx Corp	19,992	6,545,381
United Parcel Service Inc Class B	166,854	17,391,192
		23,936,573
Building Products - 0.1%
Madison Air Solutions Corp (d)	100,793	2,394,841
Madison Air Solutions Corp Class A	450,937	11,904,737
Trane Technologies PLC	5,205	2,313,102
		16,612,680
Construction & Engineering - 0.2%
Comfort Systems USA Inc	13,658	21,110,078
Fluor Corp (b)	47,072	2,565,894
Quanta Services Inc	32,850	19,942,907
		43,618,879
Electrical Equipment - 0.7%
Bloom Energy Corp Class A (b)	112,861	23,283,224
Eaton Corp PLC	66,240	26,620,531
Emerson Electric Co	34,720	5,292,717
Empower Semiconductor Inc (d)(f)	314,200	34,562
GE Vernova Inc	129,169	116,062,222
Vertiv Holdings Co Class A	114,332	29,579,975
		200,873,231
Ground Transportation - 0.2%
Avis Budget Group Inc (b)	12	1,770
Fedex Freight Holding Co Inc	9,545	1,276,548
Neutron Holdings Inc (d)(h)	157,282	6,351,047
Neutron Holdings Inc (b)	36,900	1,490,022
Old Dominion Freight Line Inc	62,669	12,531,293
Uber Technologies Inc (b)	140,469	10,626,480
Union Pacific Corp	43,683	13,134,168
		45,411,328
Industrial Conglomerates - 0.0%
3M Co	47,310	8,129,277
Honeywell International Inc	35,688	7,620,459
		15,749,736
Machinery - 0.4%
Caterpillar Inc	110,344	87,996,030
Deere & Co	23,558	15,428,370
Illinois Tool Works Inc	42,389	11,672,658
		115,097,058
Passenger Airlines - 0.7%
Alaska Air Group Inc (b)	80,181	3,313,880
American Airlines Group Inc (b)	1,026,697	13,788,541
Delta Air Lines Inc	700,320	54,624,960
Southwest Airlines Co	898,934	34,635,927
United Airlines Holdings Inc (b)	838,211	90,518,406
		196,881,714
TOTAL INDUSTRIALS		890,774,100
Information Technology - 49.3%
Communications Equipment - 2.5%
Arista Networks Inc (b)	279,653	54,725,296
Ciena Corp (b)	1,512,158	578,854,082
Lumentum Holdings Inc (b)	71,615	65,510,537
		699,089,915
Electronic Equipment, Instruments & Components - 0.4%
Coherent Corp (b)	48,612	13,505,872
Corning Inc	730,599	108,661,989
Flex Ltd (b)	9,844	1,075,457
		123,243,318
IT Services - 1.1%
Akamai Technologies Inc (b)	113,630	12,342,491
Cloudflare Inc Class A (b)	652,306	199,025,084
CoreWeave Inc Class A (b)	9,311	790,410
Fastly Inc Class A (b)	470,150	10,714,719
IBM Corporation	58,022	13,569,605
Kyndryl Holdings Inc (b)	121,420	1,633,099
MongoDB Inc Class A (b)	14,844	6,729,824
Okta Inc Class A (b)	144,823	25,060,172
Quantinuum Inc Class A (g)	3,736	187,173
Snowflake Inc (b)	96,532	31,993,601
Twilio Inc Class A (b)	8,500	2,002,855
		304,049,033
Semiconductors & Semiconductor Equipment - 25.3%
Advanced Micro Devices Inc (b)	627,147	295,210,636
Applied Materials Inc	140,862	64,569,732
ARM Holdings PLC ADR (b)	18,083	4,374,459
Astera Labs Inc (b)	424,652	126,113,151
Broadcom Inc	2,821,391	1,044,873,943
Cerebras Systems Inc B - 180 Day Lockup Final Release (h)	164,217	30,255,340
Cerebras Systems Inc B - Lockup Released	293,299	54,037,408
Cerebras Systems Inc B - October 14, 2026 Lockup Release (h)	67,978	12,524,267
Cerebras Systems Inc B - October 28, 2026 Lockup Release (h)	67,978	12,524,267
Cerebras Systems Inc B - September 16, 2026 Lockup Release (h)	51,175	9,428,481
Cerebras Systems Inc B - September 2, 2026 Lockup Release (h)	51,175	9,428,482
Cerebras Systems Inc B - September 30, 2026 Lockup Release (h)	67,978	12,524,267
Cerebras Systems Inc Class A (b)	72,211	13,304,155
Enphase Energy Inc (b)	36,963	1,346,191
First Solar Inc (b)	59,589	12,031,019
GlobalFoundries Inc	117,892	5,268,593
Impinj Inc (b)	285,711	49,805,142
Intel Corp (b)	677,362	60,630,673
KLA Corp	570,917	100,167,388
Lam Research Corp	262,855	79,248,154
Marvell Technology Inc	669,780	141,765,635
Micron Technology Inc	353,827	339,224,560
Monolithic Power Systems Inc	21,453	27,197,470
NVIDIA Corp	19,602,061	4,327,743,028
ON Semiconductor Corp (b)	348,927	25,852,001
SiTime Corp (b)	264,163	149,363,043
Teradyne Inc	148,002	51,775,540
Texas Instruments Inc	108,959	28,428,493
		7,089,015,518
Software - 9.6%
Adobe Inc (b)	42,642	12,485,151
Asapp Inc warrants 8/28/2028 (b)(d)(f)	351,555	73,827
Atlassian Corp Class A (b)	14,212	2,759,544
Autodesk Inc (b)	52,278	13,515,431
Canva Inc Class A (b)(d)(f)	3,905	5,847,074
Celestial AI Inc (Milestone 1) rights (b)(d)(f)	414,165	1,698,077
Celestial AI Inc (Milestone 2) rights (b)(d)(f)	414,165	944,296
Celestial AI Inc (Milestone 3) rights (b)(d)(f)	414,165	202,941
Celestial AI Inc escrow shares (d)(f)	414,165	4
Circle Internet Group Inc Class A (b)(g)	87,897	8,398,558
Crowdstrike Holdings Inc Class A (b)	662,632	153,067,992
Databricks Inc (d)(f)	9,400	2,378,200
Datadog Inc Class A (b)	130,205	30,863,793
Elastic NV (b)	17,840	1,740,292
Figma Inc Class A (b)	130,851	3,597,094
HubSpot Inc (b)	22,782	5,954,304
Intuit Inc	33,261	11,950,677
Microsoft Corp	3,181,504	1,613,945,164
Monday.com Ltd (b)	6	607
Nutanix Inc Class A (b)	4,013,139	275,180,941
OpenAI Group Pbc Class A (d)(f)	5,300	3,644,757
Oracle Corp	1,582,423	235,970,918
Palantir Technologies Inc Class A (b)	566,330	105,552,585
Palo Alto Networks Inc (b)	128,879	49,248,532
Rubrik Inc Class A (b)	394,606	36,714,142
Salesforce Inc	28,333	7,296,881
ServiceNow Inc (b)	374,413	55,409,380
Workday Inc Class A (b)	39,229	7,745,766
Zoom Communications Inc Class A (b)	453,392	43,833,939
Zscaler Inc (b)	8,469	1,595,433
		2,691,616,300
Technology Hardware, Storage & Peripherals - 10.4%
Apple Inc	5,903,097	1,870,396,285
Everpure Inc Class A (b)	4,737,394	440,340,772
Sandisk Corp (b)	339,766	532,311,392
Western Digital Corp	203,513	91,692,782
		2,934,741,231
TOTAL INFORMATION TECHNOLOGY		13,841,755,315
Materials - 0.4%
Chemicals - 0.1%
Corteva Inc	99,701	8,437,696
Dow Inc	117,638	3,590,312
Farmers Business Network Inc (b)(d)(f)	9,829	4,423
Farmers Business Network Inc warrants 9/27/2033 (b)(d)(f)	993,920	705,683
Mosaic Co/The	168,776	4,070,877
		16,808,991
Construction Materials - 0.0%
James Hardie Industries PLC (b)	123,021	3,654,953
Containers & Packaging - 0.0%
Avery Dennison Corp	48,667	8,473,412
Smurfit Westrock PLC	13,118	615,234
		9,088,646
Metals & Mining - 0.3%
Freeport-McMoRan Inc	1,114,432	84,407,080
Nucor Corp	23,041	5,751,955
		90,159,035
TOTAL MATERIALS		119,711,625
Real Estate - 0.1%
Health Care REITs - 0.0%
Welltower Inc	57,943	13,688,454
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (b)	56,600	8,252,846
Specialized REITs - 0.1%
American Tower Corp	67,541	11,866,955
Equinix Inc	5,309	5,557,036
		17,423,991
TOTAL REAL ESTATE		39,365,291
TOTAL UNITED STATES		26,759,064,081
TOTAL COMMON STOCKS (Cost $12,222,304,755)		27,480,950,648

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
JUUL Labs Inc 5% 9/28/2029 (d)(f)(l)	6,049,830	6,084,314
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (d)(f)	1,579,300	1,847,781
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium Inc/US 10% 12/31/2026 (d)(f)	945,017	778,694
Health Care Technology - 0.0%
Allotera Therapeutics Inc 0% 12/31/2199 (d)(f)(k)	515,072	566,888
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (d)(f)	341,198	445,844
TOTAL HEALTH CARE		1,791,426
Information Technology - 0.0%
Software - 0.0%
Evozyne Inc 6% 9/13/2028 pay-in-kind (d)(f)	1,755,527	2,088,551
Materials - 0.0%
Chemicals - 0.0%
Farmers Business Network Inc 15% 12/31/2199 (d)(f)	1,314,459	720,586
TOTAL UNITED STATES		12,532,658
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $12,711,323)		12,532,658

Convertible Preferred Stocks - 2.1%
	Shares	Value ($)
CANADA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Deep Genomics Inc Series C (b)(d)(f)	155,443	1,787,595
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(d)(f)	30,000	4,575,300
TOTAL CANADA		6,362,895
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(d)(f)	49,039	16,205,918
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(d)(f)	17,815	3,996,235
FRANCE - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
DNA Script SAS Series B (b)(d)(f)	6	47
DNA Script SAS Series C (b)(d)(f)	2,549	304,399

TOTAL FRANCE		304,446
INDIA - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Valuedrive Technologies Pvt Ltd Series A (d)(f)	184	260,936
Valuedrive Technologies Pvt Ltd Series B (d)(f)	371	526,127
Valuedrive Technologies Pvt Ltd Series C (d)(f)	1	1,418
Valuedrive Technologies Pvt Ltd Series C1 (d)(f)	1	1,418
Valuedrive Technologies Pvt Ltd Series G (d)(f)	2,384,580	939,374
Valuedrive Technologies Pvt Ltd Series S2 (d)(f)	90	127,632

TOTAL INDIA		1,856,905
ISRAEL - 0.1%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InSightec Ltd Series G (b)(d)(f)	2,718,923	2,012,003
Industrials - 0.1%
Electrical Equipment - 0.1%
Element Labs Inc Series A (b)(d)(f)	166,900	3,918,812
Element Labs Inc Series B (b)(d)(f)	155,700	3,757,041
Element Labs Inc Series C (d)(f)	72,200	1,995,608
TOTAL INDUSTRIALS		9,671,461
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(d)(f)	122,201	1,576,393
Xsight Labs Ltd Series F (b)(d)(f)	358,909	3,754,188
Xsight Labs Ltd Series G (d)(f)	69,800	1,172,640
TOTAL INFORMATION TECHNOLOGY		6,503,221
TOTAL ISRAEL		18,186,685
UNITED KINGDOM - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Quell Therapeutics Ltd Series B (b)(d)(f)	822,639	2,040,145
Information Technology - 0.0%
Software - 0.0%
Nscale Limited Series B (d)(f)	318,000	7,011,900
TOTAL UNITED KINGDOM		9,052,045
UNITED STATES - 1.9%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(d)(f)	22,348	0
Rad Power Bikes Inc Series C (b)(d)(f)	87,936	0
Rad Power Bikes Inc Series D (b)(d)(f)	219,600	2
Waymo LLC Series A2 (b)(d)(f)	6,592	1,112,268
Waymo LLC Series C2 (b)(d)(f)	18,943	3,112,714
		4,224,984
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(d)(f)	14,000	329,140
Textiles, Apparel & Luxury Goods - 0.0%
Sail Biomedicines Series B (b)(d)(f)	81,282	1,469,579
TOTAL CONSUMER DISCRETIONARY		6,023,703
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(d)(f)	19,907	1,148,435
GoBrands Inc Series H (b)(d)(f)	20,720	1,523,956
		2,672,391
Food Products - 0.0%
AgBiome LLC Series D (b)(d)(f)	511,821	5,118
TOTAL CONSUMER STAPLES		2,677,509
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(d)(f)	113,800	1,238,144
Stripe Global Holdings Inc Series H (d)(f)	14,400	999,648
Tenstorrent Holdings Inc Series C1 (b)(d)(f)	32,710	2,779,369
Tenstorrent Holdings Inc Series D1 (b)(d)(f)	81,867	7,275,520
Tenstorrent Holdings Inc Series D2 (b)(d)(f)	15,346	1,326,355
TOTAL FINANCIALS		13,619,036
Health Care - 0.5%
Biotechnology - 0.2%
Altos Labs Inc Series B (b)(d)(f)	124,464	3,114,089
Altos Labs Inc Series C (b)(d)(f)	52,694	1,318,404
Ankyra Therapeutics Series B (b)(d)(f)	329,325	1,814,581
Asimov Inc Series B (b)(d)(f)	19,920	527,681
Bright Peak Therapeutics Inc. Series B (b)(d)(f)	282,257	327,418
Bright Peak Therapeutics Inc. Series C (b)(d)(f)	1,110,268	988,139
Cardurion Pharmaceuticals Inc Series B (b)(d)(f)	449,156	2,663,495
Castle Creek Biosciences Inc Series C (b)(d)(f)	582	103,904
Castle Creek Biosciences Inc Series D1 (b)(d)(f)	4,476	757,116
Castle Creek Biosciences Inc Series D2 (b)(d)(f)	1,254	184,075
CELLANOME Inc Series B (b)(d)(f)	400,974	3,231,850
City Therapeutics Inc Series A (b)(d)(f)	298,887	3,873,576
City Therapeutics Inc Series B (d)(f)	29,200	426,612
Cleerly Inc Series C (b)(d)(f)	294,888	3,765,720
Element Biosciences Inc Series B (b)(d)(f)	125,057	994,203
Element Biosciences Inc Series C (b)(d)(f)	114,255	1,384,771
Element Biosciences Inc Series D (b)(d)(f)	92,374	766,704
Element Biosciences Inc Series D1 (b)(d)(f)	92,374	766,704
ElevateBio LLC Series C (b)(d)(f)	247,600	455,583
Epicrispr Biotechnologies Inc Series C (d)(f)	3,334,100	252,651
Genesis Therapeutics Inc Series D (b)(d)(f)	583,881	4,554,272
LifeMine Therapeutics Inc Series C (b)(d)(f)	1,759,782	2,586,880
National Resilience LLC Series B (b)(d)(f)	182,315	807,655
National Resilience LLC Series C (b)(d)(f)	74,748	594,247
Serif Biomedicines, Inc (d)(f)	933,597	2,203,289
Sonoma Biotherapeutics Inc Series B (b)(d)(f)	587,934	923,056
Sonoma Biotherapeutics Inc Series B1 (b)(d)(f)	313,559	576,949
Souffle Therapeutics Inc Series B (d)(f)	701,900	1,895,130
T-Knife Therapeutics Inc Series B (b)(d)(f)	241,456	166,604
Treeline Biosciences Series A (b)(d)(f)	283,817	2,060,511
Treeline Biosciences Series A1 (b)(d)(f)	151,334	1,098,685
Triveni Bio Inc Series B (b)(d)(f)	2,078,466	2,535,729
Triveni Bio Inc Series C (d)(f)	692,644	865,805
		48,586,088
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (b)(d)(f)	145,007	5,459,514
Blink Health LLC Series C1 (b)(d)(f)	56,458	2,125,644
Blink Health LLC Series D (b)(d)(f)	62,396	2,349,209
Kardium Inc/US Series D-6 (b)(d)(f)	1,087,032	967,458
Kardium Inc/US Series D-6 (Issued June 2025) (b)(d)(f)	1,517,942	1,047,380
Kardium Inc/US Series D-7 (Aug 25 Closing) (b)(d)(f)	3,576,917	1,430,767
Kardium Inc/US Series D-7 (June 25 1st Closing) (b)(d)(f)	162,879	65,152
Kardium Inc/US Series D-7 (June 25 2nd Closing) (b)(d)(f)	782,873	313,149
Medical Microinstruments Inc/Italy Series C (b)(d)(f)	81,214	2,327,593
		16,085,866
Health Care Technology - 0.2%
Aledade Inc Series B1 (b)(d)(f)	26,096	1,012,003
Aledade Inc Series E1 (b)(d)(f)	21,357	828,224
Allotera Therapeutics Inc Series B (b)(d)(f)	121,894	201,125
Allotera Therapeutics Inc Series C (b)(d)(f)	1,419,600	2,555,280
Oura Inc Series D (d)(f)	325,076	23,480,239
Oura Inc Series E (d)(f)	570,150	41,181,935
		69,258,806
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (b)(d)(f)	1,125,997	810,718
Galvanize Therapeutics Series C-1 (b)(d)(f)	2,720,366	1,224,165
Mentari Therapeutics Inc Series A (d)(f)	593,950	1,633,362
Mirador Therapeutics Inc Series A (b)(d)(f)	957,764	3,601,193
Mirador Therapeutics Inc Series B (b)(d)(f)	1,424,532	5,384,731
		12,654,169
TOTAL HEALTH CARE		146,584,929
Industrials - 0.1%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series F (b)(d)(f)	111,962	8,229,207
Anduril Industries Inc Series G (b)(d)(f)	20,700	1,521,450
		9,750,657
Air Freight & Logistics - 0.1%
Zipline International Inc Series G (b)(d)(f)	74,075	5,341,548
Zipline International Inc Series H (d)(f)	88,900	6,410,579
		11,752,127
Machinery - 0.0%
Harbinger Motors Inc Series D-1 (d)(f)	1,149,392	3,022,901
TOTAL INDUSTRIALS		24,525,685
Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 0.3%
Menlo Microsystems Inc Series C (b)(d)(f)	993,699	546,534
Menlo Microsystems Inc Series C-1 (d)(f)	25,600	28,160
Vast Data Ltd Series A (b)(d)(f)	107,503	6,814,615
Vast Data Ltd Series A1 (b)(d)(f)	264,598	16,772,868
Vast Data Ltd Series A2 (b)(d)(f)	304,373	19,294,205
Vast Data Ltd Series B (b)(d)(f)	242,193	15,352,614
Vast Data Ltd Series C (b)(d)(f)	7,060	447,533
Vast Data Ltd Series E (b)(d)(f)	231,432	14,670,474
		73,927,003
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (b)(d)(f)	43,034	1,376,658
Alif Semiconductor Series D (b)(d)(f)	76,900	2,580,764
Danger Devices Inc Series B (b)(d)(f)	1,177,500	1,059,750
Retym Inc Series C (b)(d)(f)	202,380	2,462,965
Retym Inc Series D (b)(d)(f)	50,206	638,118
SiMa Technologies Inc Series B (b)(d)(f)	299,482	2,374,892
SiMa Technologies Inc Series B1 (b)(d)(f)	167,848	1,425,030
SiMa Technologies Inc Series C (d)(f)	318,135	2,920,479
		14,838,656
Software - 0.8%
Anthropic PBC Series D-1 (b)(d)(f)	100,142	82,349,771
Anthropic PBC Series E (b)(d)(f)	14,200	11,040,926
Anthropic PBC Series F (b)(d)(f)	19,800	15,395,094
Anthropic PBC Series H (d)(f)	3,800	2,954,614
Asapp Inc Series D (b)(d)(f)	612,736	533,080
Canva Inc Series A (b)(d)(f)	1,477	2,211,557
Canva Inc Series A2 (b)(d)(f)	268	401,284
Crusoe Energy Systems LLC Series D (b)(d)(f)	100,444	20,688,451
Crusoe Energy Systems LLC Series E (d)(f)	14,214	2,927,658
Crusoe Energy Systems LLC Series F (d)	4,897	1,008,616
Databricks Inc Series G (b)(d)(f)	37,815	9,567,195
Databricks Inc Series H (b)(d)(f)	56,085	14,189,505
Databricks Inc Series I (b)(d)(f)	3,131	792,143
Databricks Inc Series J (b)(d)(f)	84,014	21,255,542
Databricks Inc Series K (d)(f)	6,300	1,593,900
Databricks Inc Series L (d)(f)	6,700	1,695,100
Density AI Inc (d)(f)	713,183	14,406,297
Evozyne Inc Series A (b)(d)(f)	78,000	1,267,500
Evozyne Inc Series B (b)(d)(f)	95,720	1,597,567
Lyte AI Inc Series B (b)(d)(f)	213,232	6,563,281
Lyte AI Inc Series C (d)(f)	17,100	629,622
OpenAI Group Pbc Series A-3 (d)(f)	9,442	6,493,169
Physical Intelligence Inc Series B (d)(f)	12,400	5,743,680
Physical Intelligence Inc Series C (d)(f)	1,303	654,314
Skyryse Inc Series B (b)(d)(f)	117,653	2,724,843
Skyryse Inc Series C (d)(f)	114,500	2,748,000
Skyryse Inc Series C-1 (d)(f)	18,658	433,239
		231,865,948
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(d)(f)	136,712	8,120,693
Lightmatter Inc Series C2 (b)(d)(f)	21,474	1,307,122
Lightmatter Inc Series D (b)(d)(f)	133,986	10,079,767
		19,507,582
TOTAL INFORMATION TECHNOLOGY		340,139,189
Materials - 0.0%
Chemicals - 0.0%
Farmers Business Network Inc Series G (b)(d)(f)	33,030	14,864
Manus Bio Inc Series One-5 (b)(d)(f)	121,101	455,339
Manus Bio Inc Series One-6 (b)(d)(f)	181,143	681,098
		1,151,301
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(d)(f)	301,038	10,238,302
TOTAL MATERIALS		11,389,603
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(d)(f)	20,469	885,080
Redwood Materials Series D (b)(d)(f)	7,960	344,190
Redwood Materials Series E (d)(f)	1,465	63,347
TOTAL UTILITIES		1,292,617
TOTAL UNITED STATES		546,252,271
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $320,440,915)		602,217,400

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc 0% (d)(f)(m)	2,520,461	2,591,790
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (d)(f)	280,502	90,478
Health Care - 0.0%
Biotechnology - 0.0%
Bright Peak Therapeutics Inc. 8% 2/28/2027 (d)(f)	104,020	106,782
TOTAL UNITED STATES		197,260
TOTAL PREFERRED SECURITIES (Cost $2,904,983)		2,789,050

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n)	3.69	37,609,518	37,617,040
Fidelity Securities Lending Cash Central Fund (n)(o)	3.72	81,860,180	81,868,366
TOTAL MONEY MARKET FUNDS (Cost $119,485,072)			119,485,406

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $12,677,847,048)	28,217,975,162
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(91,065,208)
NET ASSETS - 100.0%	28,126,909,954

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $729,626,614 or 2.6% of net assets.

(e)	Affiliated company.
(f)	Level 3 security.
(g)	Security or a portion of the security is on loan at period end.
(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $873,642,214 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,051,876 or 0.1% of net assets.

(j)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(k)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(l)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(m)	Security is perpetual in nature with no stated maturity date.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $238,446,568.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	1/19/2021	7,556,081

Adimab LLC	1/19/2021	2,545,164

AgBiome LLC Series D	9/3/2021	2,852,725

Akeana Series C	1/23/2024	1,452,179

Aledade Inc Series B1	5/7/2021	999,234

Aledade Inc Series E1	5/20/2022	1,063,886

Alif Semiconductor Series C	3/8/2022	873,527

Alif Semiconductor Series D	4/11/2025	2,077,615

Allotera Therapeutics Inc 0% 12/31/2199	6/14/2024	515,072

Allotera Therapeutics Inc Series B	7/9/2021	945,275

Allotera Therapeutics Inc Series C	8/22/2025 - 2/17/2026	2,516,795

Allotera Therapeutics Inc warrants 8/22/2035	8/22/2025	0

Altos Labs Inc Series B	7/22/2022	2,383,287

Altos Labs Inc Series C	3/15/2024	1,318,530

Anduril Industries Inc Class B	6/16/2025	89,901

Anduril Industries Inc Class C	6/16/2025	41

Anduril Industries Inc Series F	8/7/2024	2,433,673

Anduril Industries Inc Series G	4/17/2025	846,274

Ankyra Therapeutics Series B	8/26/2021	1,854,693

Antares Therapeutics Inc	3/5/2025	142,633

Anthropic PBC Series D-1	5/31/2024	3,004,712

Anthropic PBC Series E	2/14/2025	796,428

Anthropic PBC Series F	8/18/2025	2,791,158

Anthropic PBC Series H	5/28/2026	2,238,236

Asapp Inc Series D	8/29/2023	2,366,080

Asapp Inc warrants 8/28/2028	8/29/2023	0

Asimov Inc Series B	10/29/2021	1,846,200

Bending Spoons SpA	10/9/2025	1,446,968

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	2,447,843

Blink Health LLC Series C	11/7/2019 - 7/14/2021	5,535,787

Blink Health LLC Series C1	7/15/2022 - 2/2/2024	2,193,318

Blink Health LLC Series D	6/17/2024 - 6/25/2024	2,620,632

Blue Marlin Therapeutics, Inc.	10/23/2025	28,201

Bolt Technology OU Series E	1/3/2022	4,628,275

Bright Peak Therapeutics Inc. 8% 2/28/2027	6/2/2026	104,020

Bright Peak Therapeutics Inc. Series B	5/14/2021	1,102,496

Bright Peak Therapeutics Inc. Series C	5/7/2024	1,258,489

Bytedance Ltd Series E1	11/18/2020	5,373,408

CAMP4 Therapeutics Corp	9/9/2025	191,490

Candid Therapeutics Adjustment Escrow shares	6/17/2026	14,694

Candid Therapeutics milestone 1 rights	6/17/2026	102,859

Candid Therapeutics milestone 2 rights	6/17/2026	58,777

Candid Therapeutics Shareholder Rep Escrow shares	6/17/2026	15

Canva Inc Class A	3/18/2024 - 11/12/2025	5,382,217

Canva Inc Series A	9/22/2023	1,575,459

Canva Inc Series A2	9/22/2023	285,865

Cardurion Pharmaceuticals Inc Series B	7/10/2024	2,199,786

Castle Creek Biosciences Inc Series C	12/9/2019	239,697

Castle Creek Biosciences Inc Series D1	4/19/2022	962,474

Castle Creek Biosciences Inc Series D2	6/28/2021	215,100

Celestial AI Inc (Milestone 1) rights	2/25/2025	861,920

Celestial AI Inc (Milestone 2) rights	2/25/2025	662,284

Celestial AI Inc (Milestone 3) rights	2/25/2025	193,298

Celestial AI Inc escrow shares	2/25/2025	0

CELLANOME Inc Series B	1/8/2024	3,003,295

City Therapeutics Inc Series A	4/17/2024	2,997,688

City Therapeutics Inc Series B	5/20/2026	427,181

Cleerly Inc Series C	7/8/2022	3,473,958

Conformal Medical Inc Adjustment Escrow shares	2/18/2026	3,419

Conformal Medical Inc Shareholder Rep Escrow shares	2/18/2026	6,837

Conformal Medical Inc Vizara Med Escrow shares	2/18/2026	3

Crescent Biopharma Inc	10/28/2024 - 12/4/2025	2,483,353

Crusoe Energy Systems LLC Series D	12/10/2024	2,930,137

Crusoe Energy Systems LLC Series E	10/8/2025	1,194,093

Crusoe Energy Systems LLC Series F	8/31/2026	1,008,616

Danger Devices Inc Series B	3/5/2025	1,060,338

Databricks Inc	8/12/2026	2,378,200

Databricks Inc Series G	2/1/2021	2,235,722

Databricks Inc Series H	8/31/2021	4,121,358

Databricks Inc Series I	9/14/2023	230,129

Databricks Inc Series J	12/17/2024	7,771,295

Databricks Inc Series K	9/8/2025	945,000

Databricks Inc Series L	12/18/2025	1,273,000

Deep Genomics Inc Series C	7/21/2021	2,254,110

Density AI Inc	12/5/2025	1,062,632

Diamond Foundry Inc Series C	3/15/2021	7,224,912

Discord Inc Series I	9/15/2021	770,874

DNA Script SAS	12/17/2021	92,085

DNA Script SAS seed shares	12/17/2021	351,526

DNA Script SAS Series B	12/17/2021	4,804

DNA Script SAS Series C	10/1/2021	2,217,248

Element Biosciences Inc Series B	12/13/2019	655,373

Element Biosciences Inc Series C	6/21/2021	2,348,706

Element Biosciences Inc Series D	6/28/2024	724,517

Element Biosciences Inc Series D1	6/28/2024	724,517

Element Labs Inc Series A	2/11/2025	615,627

Element Labs Inc Series B	6/27/2025	1,366,875

Element Labs Inc Series C	4/16/2026	2,002,987

ElevateBio LLC Series C	3/9/2021	1,038,682

Empower Semiconductor Inc	7/7/2026	34,562

Epic Games Inc	7/13/2020 - 7/30/2020	2,875,000

Epicrispr Biotechnologies Inc Series C	8/10/2026	252,650

Evozyne Inc 6% 9/13/2028 pay-in-kind	9/14/2023 - 6/30/2026	1,755,527

Evozyne Inc Series A	4/9/2021	1,752,660

Evozyne Inc Series B	9/14/2023	1,482,703

Fanatics Inc Class A	8/13/2020 - 10/24/2022	7,298,409

Farmers Business Network Inc	9/15/2021	610,949

Farmers Business Network Inc 15% 12/31/2199	9/29/2023 - 9/25/2025	1,314,459

Farmers Business Network Inc Series G	9/15/2021	2,053,072

Farmers Business Network Inc warrants 9/27/2033	9/29/2023	1

Freenome Inc	12/5/2025	1,248,470

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	435,949

Galvanize Therapeutics Series B	3/29/2022	1,949,422

Galvanize Therapeutics Series C-1	7/7/2025	1,145,307

Genesis Therapeutics Inc Series D	8/10/2023	2,982,231

GoBrands Inc Series G	3/2/2021	4,971,122

GoBrands Inc Series H	7/22/2021	8,049,526

Harbinger Motors Inc Series D-1	8/27/2026	3,022,901

InMed Pharmaceuticals Inc	5/19/2026 - 7/22/2026	4,427,970

InSightec Ltd Series G	6/17/2024	2,413,860

JUUL Labs Inc 5% 9/28/2029	8/25/2026	6,049,830

JUUL Labs Inc Class A	2/23/2024 - 11/4/2025	5,626,179

Kardium Inc/US 10% 12/31/2026	5/31/2024 - 6/30/2026	1,061,186

Kardium Inc/US Series D-6	12/30/2020	1,104,251

Kardium Inc/US Series D-6 (Issued June 2025)	12/30/2020	1,541,987

Kardium Inc/US Series D-7 (Aug 25 Closing)	5/31/2024 - 6/30/2025	1,611,099

Kardium Inc/US Series D-7 (June 25 1st Closing)	8/6/2024	25,338

Kardium Inc/US Series D-7 (June 25 2nd Closing)	8/6/2024	380,030

Kartos Therapeutics Inc 250M Milestone rights	8/20/2026	0

Kartos Therapeutics Inc 950M Milestone rights	8/20/2026	2,002,067

Korsana Biosciences	4/1/2026	2,484,696

LB Pharmaceuticals Inc	7/29/2026	2,018,449

LifeMine Therapeutics Inc Series C	2/15/2022	3,583,954

Lightmatter Inc Series C1	5/19/2023	2,249,842

Lightmatter Inc Series C2	12/18/2023	558,362

Lightmatter Inc Series D	10/11/2024	10,749,764

Lyte AI Inc Series B	8/13/2024	2,705,083

Lyte AI Inc Series C	6/24/2026	629,945

Madison Air Solutions Corp	8/24/2026	2,516,801

Manus Bio Inc Series One-5	11/13/2020	1,270,263

Manus Bio Inc Series One-6	3/30/2021	1,900,058

Medical Microinstruments Inc/Italy Series C	2/16/2024	2,707,163

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

Menlo Microsystems Inc Series C	2/9/2022	1,317,148

Menlo Microsystems Inc Series C-1	4/17/2026	28,111

Mentari Therapeutics Inc Series A	9/18/2025	815,077

Mirador Therapeutics Inc Series A	3/19/2024	2,873,292

Mirador Therapeutics Inc Series B	7/31/2025	4,700,956

National Resilience LLC Series B	12/1/2020	2,490,423

National Resilience LLC Series C	6/28/2021	3,319,559

Neurona Therapeutics Inc	6/1/2026	30,309

Neurona Therapeutics Inc	6/1/2026	0

Neurona Therapeutics Inc escrow shares	6/1/2026	151,545

Neurona Therapeutics Inc milestone 2 rights	6/1/2026	10,103

Neurona Therapeutics Inc milestone 3 rights	6/1/2026	10,103

Neurona Therapeutics Inc milestone 4 rights	6/1/2026	10,103

Neutron Holdings Inc	6/4/2020 - 4/27/2026	2,920,757

Nscale Limited Series B	9/25/2025	2,013,364

OpenAI Group Pbc Class A	9/3/2025	2,279,000

OpenAI Group Pbc Series A-3	8/4/2025	2,897,400

Oura Inc Series D	12/18/2024	8,351,202

Oura Inc Series E	9/24/2025	30,542,937

Paragon Biosciences Emalex Capital Inc Adjustment Escrow	6/10/2026	19,903

Paragon Biosciences Emalex Capital Inc Milestone 1 June 10, 2028	6/10/2026	342,340

Paragon Biosciences Emalex Capital Inc Milestone 2	6/10/2026	75,633

Paragon Biosciences Emalex Capital Inc ODT Royalty	6/10/2026	0

Paragon Biosciences Emalex Capital Inc Ombakay Royalty	6/10/2026	155,247

Paragon Biosciences Emalex Capital Inc Priority Review Voucher Sale	6/10/2026	0

Physical Intelligence Inc Series B	10/24/2025	3,367,335

Physical Intelligence Inc Series C	5/28/2026	655,285

Prognomiq Inc	8/20/2020 - 2/16/2022	674,070

Quell Therapeutics Ltd Series B	11/24/2021	1,554,788

Rad Power Bikes Inc	1/21/2021	826,884

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	280,502

Rad Power Bikes Inc Series A	1/21/2021	107,803

Rad Power Bikes Inc Series C	1/21/2021	424,189

Rad Power Bikes Inc Series D	9/17/2021	2,104,603

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Redwood Materials Series C	5/28/2021	970,302

Redwood Materials Series D	6/2/2023	379,977

Redwood Materials Series E	10/20/2025	69,932

Retym Inc Series C	5/17/2023 - 6/20/2023	1,574,881

Retym Inc Series D	1/29/2025	531,531

Revolut Group Holdings Ltd	12/27/2024 - 1/28/2026	5,140,708

Sail Biomedicines Series B	8/13/2021	1,425,300

Saluda Medical Inc	1/20/2022 - 10/30/2025	5,125,538

Scorpion Therapeutics Inc	3/5/2025	0

Scorpion Therapeutics Inc rights	3/5/2025	435,823

Serif Biomedicines, Inc	3/31/2026	2,474,032

SiMa Technologies Inc Series B	5/10/2021	1,535,564

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	1,190,193

SiMa Technologies Inc Series C	4/8/2024 - 8/18/2026	2,063,158

SkinHealth Systems Inc	12/8/2020	3,301,430

Skyhawk Therapeutics Inc	12/19/2019 - 5/21/2021	2,925,073

Skyhawk Therapeutics Inc rights 5/23/2028	12/19/2019	0

Skyryse Inc Series B	10/21/2021	2,903,673

Skyryse Inc Series C	9/16/2025 - 11/21/2025	3,094,271

Skyryse Inc Series C-1	8/13/2024	378,171

Sonoma Biotherapeutics Inc Series B	7/26/2021	1,161,934

Sonoma Biotherapeutics Inc Series B1	7/26/2021	929,546

Souffle Therapeutics Inc Series B	7/22/2026	1,896,393

Stripe Global Holdings Inc	5/18/2021	1,544,943

Stripe Global Holdings Inc Series H	3/15/2021	577,800

T-Knife Therapeutics Inc Series B	6/30/2021	1,392,911

Taalas Inc 0%	12/23/2025	2,520,461

Taalas Inc Series B	2/19/2025	1,647,402

Taalas Inc warrants	12/23/2025	508,939

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	1,579,300

Tenstorrent Holdings Inc Series C1	4/23/2021	1,944,778

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	6,453,285

Tenstorrent Holdings Inc Series D2	7/17/2024	1,165,989

Treeline Biosciences Series A	7/30/2021 - 10/27/2022	2,221,578

Treeline Biosciences Series A1	10/27/2022	1,303,031

Triveni Bio Inc Series B	9/19/2024	2,174,907

Triveni Bio Inc Series C	5/28/2026	869,961

Tubulis GmbH escrow shares	5/21/2026	44

Tubulis GmbH escrow shares	5/21/2026	7,612

Tubulis GmbH milestone 1 rights	5/21/2026	154,770

Tubulis GmbH milestone 10 rights	5/21/2026	4,884

Tubulis GmbH milestone 11 rights	5/21/2026	4,620

Tubulis GmbH milestone 2 rights	5/21/2026	234,982

Tubulis GmbH milestone 3 rights	5/21/2026	105,226

Tubulis GmbH milestone 4 rights	5/21/2026	122,628

Tubulis GmbH milestone 5 rights	5/21/2026	20,526

Tubulis GmbH milestone 6 rights	5/21/2026	64,680

Tubulis GmbH milestone 7 rights	5/21/2026	63,030

Tubulis GmbH milestone 8 rights	5/21/2026	10,252

Tubulis GmbH milestone 9 rights	5/21/2026	10,252

Valuedrive Technologies Pvt Ltd Series A	2/12/2026	222,064

Valuedrive Technologies Pvt Ltd Series B	2/12/2026	446,771

Valuedrive Technologies Pvt Ltd Series C	2/12/2026	1,201

Valuedrive Technologies Pvt Ltd Series C1	2/12/2026	1,201

Valuedrive Technologies Pvt Ltd Series G	2/12/2026	904,357

Valuedrive Technologies Pvt Ltd Series S2	2/12/2026	98,514

Vast Data Ltd Series A	11/28/2023	1,182,533

Vast Data Ltd Series A1	11/28/2023	2,910,578

Vast Data Ltd Series A2	11/28/2023	3,348,103

Vast Data Ltd Series B	11/28/2023	2,664,123

Vast Data Ltd Series C	11/28/2023	77,660

Vast Data Ltd Series E	11/28/2023	5,091,504

Waymo LLC Series A2	5/8/2020	566,037

Waymo LLC Series C2	10/18/2024	1,481,367

Xsight Labs Ltd Series D	2/16/2021	977,119

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	1,661,754

Xsight Labs Ltd Series G	5/7/2026 - 7/10/2026	1,175,432

Xsight Labs Ltd warrants 7/24/2032	1/11/2024 - 12/30/2024	0

Zipline International Inc Series G	6/7/2024	3,107,172

Zipline International Inc Series H	12/3/2025	5,001,893

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Bending Spoons SpA	12/28/2026

Cerebras Systems Inc B - 180 Day Lockup Final Release	11/9/2026

Cerebras Systems Inc B - October 14, 2026 Lockup Release	10/14/2026

Cerebras Systems Inc B - October 28, 2026 Lockup Release	10/28/2026

Cerebras Systems Inc B - September 16, 2026 Lockup Release	9/16/2026

Cerebras Systems Inc B - September 2, 2026 Lockup Release	9/2/2026

Cerebras Systems Inc B - September 30, 2026 Lockup Release	9/30/2026

Kardigan Inc	12/15/2026

Neutron Holdings Inc	12/30/2026

Odyssey Therapeutics Inc	11/4/2026

Parabilis Medicines Inc	12/7/2026

Parabilis Medicines Inc	12/7/2026

Saluda Medical Inc	3/31/2027

Space Exploration Technologies Corp	12/8/2026

Space Exploration Technologies Corp - 180 Day Lockup Final Release	12/8/2026

Space Exploration Technologies Corp - October 24, 2026 Lockup Release	10/24/2026

Space Exploration Technologies Corp - October 9, 2026 Lockup Release	10/9/2026

Space Exploration Technologies Corp - Q3 2026 Earnings Release Lockup	11/9/2026

Space Exploration Technologies Corp - September 24, 2026 Lockup Release	9/24/2026

Space Exploration Technologies Corp - September 9, 2026 Lockup Release	9/9/2026

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	6,377,073	1,657,007,030	1,625,760,170	1,359,457	(7,227)	334	37,617,040	37,609,518
Fidelity Securities Lending Cash Central Fund	87,373,109	713,380,313	718,884,633	716,685	(423)	-	81,868,366	81,860,180
	93,750,182	2,370,387,343	2,344,644,803	2,076,142	(7,650)	334	119,485,406

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Cyclerion Therapeutics Inc	-	394,937	1,194	-	(1,229)	(169,223)	223,291	60,677
InMed Pharmaceuticals Inc	-	4,427,970	-	-	-	617,976	5,045,946	1,868,869
Korsana Biosciences	-	2,484,696	-	-	-	2,211,933	4,696,629	1,050,700
Total	-	7,307,603	1,194	-	(1,229)	2,660,686	9,965,866

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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